Restricted Cash	12 Months Ended
Dec. 31, 2011
Restricted Cash And Investments [Abstract]
Restricted Cash

	2011	2010
	$	$

Cash classified as restricted for use comprise of the following:

Cash restricted by prudential solvency requirements	9	8
Cash balances held by the Tropicana project	22	1
Other	4	1
	35	10

Long-term restricted cash balances are included in Other long-term assets (See Note 15).